Investment Objectives and Goals	Feb. 26, 2026
Invesco AAA CLO Floating Rate Note ETF | Invesco AAA CLO Floating Rate Note ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco AAA CLO Floating Rate Note ETF (the “Fund”) seeks current income and capital preservation.
Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Active U.S. Real Estate ETF (the “Fund”) seeks to achieve high total return through growth of capital and current income.
Invesco Comstock Contrarian Equity ETF | Invesco Comstock Contrarian Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Comstock Contrarian Equity ETF (the “Fund”) seeks total return through growth of capital and current income.
Invesco Core Fixed Income ETF | Invesco Core Fixed Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Core Fixed Income ETF (the “Fund”) seeks total return.
Invesco Global Equity Net Zero ETF | Invesco Global Equity Net Zero ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Global Equity Net Zero ETF (the “Fund”) seeks long-term total return.
Invesco High Yield Bond Factor ETF | Invesco High Yield Bond Factor ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco High Yield Systematic Bond ETF (the “Fund”) seeks total return.
Invesco Intermediate Municipal ETF | Invesco Intermediate Municipal ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Intermediate Municipal ETF (the “Fund”) seeks current income exempt from federal income taxes.
Invesco International Growth Focus ETF | Invesco International Growth Focus ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco International Growth Focus ETF (the “Fund”) seeks to provide capital appreciation.
Invesco Managed Futures Strategy ETF | Invesco Managed Futures Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Managed Futures Strategy ETF (the “Fund”) seeks long term capital appreciation.
Invesco MSCI EAFE Income Advantage ETF | Invesco MSCI EAFE Income Advantage ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco MSCI EAFE Income Advantage ETF (the “Fund”) seeks total return through current income and long-term growth of capital.
Invesco QQQ Hedged Advantage ETF | Invesco QQQ Hedged Advantage ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco QQQ Hedged Advantage ETF (the “Fund”) seeks to provide capital appreciation.
Invesco QQQ Income Advantage ETF | Invesco QQQ Income Advantage ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco QQQ Income Advantage ETF (the “Fund”) seeks total return through current income and long-term growth of capital.
Invesco Rochester High Yield Municipal ETF | Invesco Rochester High Yield Municipal ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Rochester® High Yield Municipal ETF (the “Fund”) seeks current income exempt from federal income tax.
Invesco S&P 500 Downside Hedged ETF | Invesco S&P 500 Downside Hedged ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco S&P 500® Downside Hedged ETF (the “Fund”) seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad equity or fixed income market returns.

Invesco S&P 500 Equal Weight Income Advantage ETF | Invesco S&P 500 Equal Weight Income Advantage ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco S&P 500 Equal Weight Income Advantage ETF (the “Fund”) seeks total return through current income and long-term growth of capital.
Invesco Short Duration Total Return Bond ETF | Invesco Short Duration Total Return Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Short Duration Total Return Bond ETF (the “Fund”) seeks total return, comprised of income and capital appreciation.
Invesco SteelPath MLP & Energy Infrastructure ETF | Invesco SteelPath MLP & Energy Infrastructure ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco SteelPath MLP & Energy Infrastructure ETF (the “Fund”) seeks total return.
Invesco Top QQQ ETF | Invesco Top QQQ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Top QQQ ETF (the “Fund”) seeks total return through long-term growth of capital.
Invesco Total Return Bond ETF | Invesco Total Return Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Total Return Bond ETF (the “Fund”) seeks maximum total return, comprised of income and capital appreciation.
Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Ultra Short Duration ETF (the “Fund”) seeks maximum current income, consistent with preservation of capital and daily liquidity.
Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Variable Rate Investment Grade ETF (the “Fund”) seeks to generate current income while maintaining low portfolio duration as a primary objective and
Objective, Secondary [Text Block]	capital appreciation as a secondary objective.